Quarterly Holdings Report
for
Fidelity® Intermediate Treasury Bond Index Fund
November 30, 2025
ITB-NPRT3-0126
1.841646.119
U.S. Treasury Obligations - 99.3%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Notes 0.875% 11/15/2030	1.48 to 3.80	55,206,900	48,420,332
US Treasury Notes 1.125% 2/15/2031	3.60 to 3.70	118,800,000	105,008,063
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	413,931,600	362,481,194
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.86	257,080,400	225,246,617
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.41	186,025,100	167,517,055
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	210,324,000	188,798,874
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.27	207,686,200	195,184,465
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	293,900,100	279,251,017
US Treasury Notes 3.375% 5/15/2033	3.83 to 4.41	242,538,300	235,413,737
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	263,061,300	257,892,556
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	74,985,450
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	135,600,000	135,282,188
US Treasury Notes 3.75% 12/31/2030	3.63 to 3.65	43,900,000	44,152,081
US Treasury Notes 3.75% 8/31/2031	3.71 to 3.95	69,080,000	69,320,161
US Treasury Notes 3.875% 8/15/2033	3.85 to 4.91	248,994,600	249,461,465
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.65	261,600,600	260,569,292
US Treasury Notes 3.875% 8/31/2032	3.79 to 3.84	62,950,000	63,321,307
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.89	57,850,000	58,166,367
US Treasury Notes 4% 1/31/2031	3.94 to 4.19	173,388,700	176,368,818
US Treasury Notes 4% 11/15/2035	4.02	110,500,000	110,327,344
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	283,677,800	285,916,194
US Treasury Notes 4% 4/30/2032	3.74 to 4.16	124,000,000	125,821,250
US Treasury Notes 4% 6/30/2032	3.99	70,250,000	71,240,635
US Treasury Notes 4% 7/31/2032	3.76 to 4.14	475,400,000	481,881,038
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	116,850,000	119,469,997
US Treasury Notes 4.125% 11/15/2032	3.64 to 3.87	174,721,100	178,317,898
US Treasury Notes 4.125% 11/30/2031	4.01 to 4.49	65,050,000	66,506,002
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	101,650,000	103,865,653
US Treasury Notes 4.125% 3/31/2031	3.96 to 4.39	250,932,400	256,735,212
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	117,150,000	119,698,927
US Treasury Notes 4.125% 5/31/2032	3.77 to 3.99	60,550,000	61,855,537
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	81,383,800	83,242,573
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,550,000	315,468,271
US Treasury Notes 4.25% 2/28/2031	4.27	123,821,700	127,434,779
US Treasury Notes 4.25% 5/15/2035	3.98 to 4.39	279,100,000	284,856,438
US Treasury Notes 4.25% 6/30/2031	3.64 to 4.53	61,800,000	63,612,961
US Treasury Notes 4.25% 8/15/2035	4.02 to 4.22	287,650,000	293,223,219
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	93,099,176
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.32	26,064,700	26,960,673
US Treasury Notes 4.375% 5/15/2034	3.90 to 4.49	330,040,300	341,204,943
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	261,622,600	273,037,929
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	130,300,000	135,837,750
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.35	276,310,000	290,287,307
US Treasury Notes 4.625% 4/30/2031	3.67 to 4.71	56,392,200	59,079,641
US Treasury Notes 4.625% 5/31/2031	4.13 to 4.51	48,458,100	50,773,110
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,560,551,131)			7,616,595,496

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $59,328,649)	4.02	59,316,786	59,328,649

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $7,619,879,780)	7,675,924,145
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,972,653)
NET ASSETS - 100.0%	7,671,951,492

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,183,267	1,076,622,225	1,091,477,900	743,257	1,057	-	59,328,649	59,316,786	0.1%
Fidelity Securities Lending Cash Central Fund	-	768,725,384	768,725,384	28,262	-	-	-	-	0.0%
Total	74,183,267	1,845,347,609	1,860,203,284	771,519	1,057	-	59,328,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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